Leases	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

7 — LEASES

As of June 30, 2025 and December 31, 2025, Zhibao China Group leases office spaces in different cities in the PRC under non-cancelable operating leases, with terms ranging between 12 months and 60 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive loss. The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive loss. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its unaudited condensed consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Right of use assets	3,976,798	4,374,783

Operating lease liabilities, current	2,078,397	2,377,067
Operating lease liabilities, noncurrent	1,934,528	1,760,795
Total operating lease liabilities	4,012,925	4,137,862

Other information about the Company’s leases is as follows:

	For the Six Months Ended December 31, 2025
	2024	2025
	RMB	RMB
Operating cash flows used in operating leases	1,165,849	1,273,950
Weighted average remaining lease term (years)	2.59	1.98
Weighted average discount rate	3.14%	3.58%

Operating lease expenses were RMB 1,303,514 and RMB 1,460,784 (US$208,889), respectively, for the six months ended December 31, 2024 and 2025. RMB 149,019 and RMB 82,916 (US$11,857) were incurred for short-term lease arrangements for the six months ended December 31, 2024 and 2025, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

December 31, 2025
RMB
For the six months ending June 30, 2026	1,278,542
For the year ending June 30, 2027	2,138,481
For the year ending June 30, 2028	828,235
For the year ending June 30, 2029	20,000
Total lease payments	4,265,258
Less: imputed interest	(127,396)
Present value of lease liabilities	4,137,862